Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 43,145	$ 42,601	$ 42,238
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,816	4,038	4,554
Net gain on sale of other real estate owned	(924)	(298)	(373)
Writedown of other real estate owned	1,071	1,242	1,143
Provision for loan losses	2,000	2,950	3,700
Deferred tax (benefit) expense	(183)	3,261	3,011
Net amortization of securities	4,326	4,986	5,486
Stock based compensation expense	150	224	204
Net loss (gain) on sale of bank premises and equipment	43	(480)	0
Net gain on securities transactions	0	(668)	(251)
Decrease (increase) in taxes receivable	6,124	(921)	3,510
(Increase) decrease in interest receivable	(371)	(808)	538
Increase (decrease) in interest payable	11	25	(47)
Decrease in other assets	(310)	(1,677)	(4,168)
Increase in accrued expenses and other liabilities	2,792	419	463
Total adjustments	18,545	12,293	17,770
Net cash provided by operating activities	61,690	54,894	60,008
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	124,624	245,929	254,955
Purchases of securities available for sale	(83,031)	(275,303)	(189,823)
Proceeds from maturities of securities available for sale	5,000	1,949	4,025
Proceeds from calls and maturities of held to maturity securities	17,939	10,975	14,481
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(143)	(99)	(252)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	943	0	0
Net increase in loans	(212,028)	(146,629)	(148,532)
Proceeds from dispositions of other real estate owned	5,362	6,768	7,511
Proceeds from dispositions of bank premises and equipment	63	674	112
Purchases of bank premises and equipment	(3,613)	(2,055)	(3,744)
Net cash used in investing activities	(144,884)	(157,791)	(61,267)
Cash flows from financing activities:
Net (decrease) increase in deposits	(22,837)	95,785	68,137
Net increase in short-term borrowings	33,585	18,180	2,110
Proceeds from exercise of stock options	5,237	1,368	147
Proceeds from sales of treasury stock	2,480	2,447	2,670
Purchases of treasury stock	(4,608)	(701)	(147)
Dividends paid	(25,197)	(25,064)	(24,950)
Net cash (used in) provided by financing activities	(11,340)	92,015	47,967
Net (decrease) increase in cash and cash equivalents	(94,534)	(10,882)	46,708
Cash and cash equivalents at beginning of period	707,274	718,156	671,448
Cash and cash equivalents at end of period	612,740	707,274	718,156
Cash paid during the year for:
Interest paid	14,581	15,279	16,244
Income taxes paid	26,127	23,494	21,005
Non cash investing and financing activities:
Transfer of loans to real estate owned	4,487	5,525	8,295
Transfer of other real estate owned to fixed assets	0	0	0
Increase in dividends payable	29	29	24
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	2,524	(3,784)	(1,330)
Change in deferred tax effect on unrealized (loss) gain on securities available for sale, net of reclassification adjustment	(792)	1,514	531
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(199)	0	160
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	(100)	0	(63)
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	3,824	1,333	711
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (812)	$ (533)	$ (281)